Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 371	$ 1,401
Marketable securities – InterCure Ltd.	772	605
Trade receivable (net of allowance for credit losses of $36 and $0 at December 31, 2024 and 2023, respectively)	99
Prepaid expenses and other current assets	98	40
Total current assets	1,340	2,046
NON-CURRENT ASSETS:
Fixed assets, net	187
Intangible assets, net	3,816	380
Goodwill	3,193
Long-term bank deposit	14
Total Non-current assets	7,210	380
Total assets	8,550	2,426
CURRENT LIABILITIES:
Loans and credit from banking corporations	138
Accounts payable	790	206
Warrants	1,279
Total Current liabilities	2,207	206
NON-CURRENT LIABILITIES:
Warrants	689
Deferred tax liability, net	219
Total Non-Current liabilities	908
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital - ordinary shares of NIS 0.1 par value: Authorized - December 31, 2024 and 2023 - 1,450,000,000; Issued and outstanding - 881,385,176 on December 31, 2024 and 544,906,149 on December 31, 2023;	23,138	14,120
Additional paid in capital	141,286	146,326
Reserve from transactions with non-controlling interests	20	20
Accumulated deficit	(159,009)	(158,246)
Total equity	5,435	2,220
Total liabilities and equity	$ 8,550	$ 2,426